Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Betting platform software	$5,689,965	$732,153	4,957,812	$5,052,645
Licenses	10,692,060	790,731	9,901,329	9,929,495
Location contracts	1,000,000	804,402	195,598	231,312
Customer relationships	870,927	316,343	554,584	569,700
Trademarks	116,064	44,340	71,724	73,875
Websites	40,000	40,000	—	—
	$18,409,016	$2,727,969	15,681,047	$15,857,027